Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Property, Plant And Equipment

($ millions)	Land & Building	Equipment	Technology Assets	Leasehold Improvements	Right-of-use Assets	Total
Cost
Balance as at October 31, 2018	$1,883	$2,101	$2,296	$1,585	$–	$7,865
Acquisitions	61	82	44	48	–	235
Additions	560	139	166	60	–	925
Disposals	(631)	(171)	(66)	(85)	–	(953)
Foreign currency adjustments and other	(130)	3	(68)	7	–	(188)
Balance as at October 31, 2019	$1,743	$2,154	$2,372	$1,615	$–	$7,884
Impact of first application of IFRS 16 (1)	–	–	–	–	3,620	3,620
Acquisitions	–	4	1	10	–	15
Additions	109	262	117	151	259	898
Disposals	(205)	(407)	(113)	(114)	(93)	(932)
Foreign currency adjustments and other	(28)	(77)	9	(2)	–	(98)
Balance as at October 31, 2020	$1,619	$1,936	$2,386	$1,660	$3,786	$11,387

Accumulated depreciation
Balance as at October 31, 2018	$705	$1,669	$1,848	$959	$–	$5,181
Depreciation	56	83	179	84	–	402
Disposals	(134)	(58)	(68)	(75)	–	(335)
Foreign currency adjustments and other	45	(63)	(24)	9	–	(33)
Balance as at October 31, 2019	$672	$1,631	$1,935	$977	$–	$5,215
Depreciation	42	111	153	91	400	797
Disposals	(84)	(321)	(71)	(49)	(9)	(534)
Foreign currency adjustments and other	(10)	50	(47)	5	14	12
Balance as at October 31, 2020	$620	$1,471	$1,970	$1,024	$405	$5,490

Net book value
Balance as at October 31, 2019	$1,071	$523	$437	$638	$–	$2,669 (2)
Balance as at October 31, 2020	$999	$465	$416	$636	$3,381	$5,897 (2)

(1)	Refer to Note 4 – Transition to IFRS 16.
(2)	Includes $43 (2019 – $38) of investment property.